Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Board has adopted a clawback policy that is intended to be compliant with the requirements of the SEC and requires recoupment by the Company of excess cash and equity incentive compensation earned by current and former executive officers, as determined by the Board in accordance with Section 10D of the Exchange Act, and such other employees who may from time to time be deemed subject to the policy by the Board. In the event of an accounting restatement by the Company, which results from material non-compliance with financial reporting requirements under the federal securities laws, the Board or the Nominating, Governance and Compensation Committee is required to, among other things, recoup any excess incentive compensation paid to an executive that was based upon the achievement of financial results that were subsequently restated. The 2020 Plan provides that awards made thereunder are subject to the Company's clawback policies.